Share Option and Warrant Reserves (Details Narratives)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Share Option and Warrant Reserves
Number of share options granted	3,430,000	1,405,000
Weighted average exercise price granted	$ 0.46	$ 0.56